Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases was as follows:

	Six months ended June 30,
	2026	2025

Cash payments and expenses related to operating leases	$(292)	$(307)

Supplemental balance sheet information related to operating leases was as follows:

June 30,
2026
Operating lease right-of-use assets	1,465
Current maturities of operating leases	485
Long-term operating lease liabilities	1,375
Weighted average remaining lease term (in years)	3.38
Weighted average discount rate	9.6%

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities as of June 30, 2026, were as follows:
Operating leases

2026 (six months ended December 31, 2025)	$350
2027	$615
2028 and after	$1,119

Total lease payments	$2,084